Summary of Available for Sale Securities, By Asset Class, in a Gross Unrealized Loss Position (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Security	Dec. 31, 2012
Fair value
Less than or equal to one year, Fair value	$ 7,959
More than one year, Fair value	1,412
Total Fair value	9,371
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	363	18
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	189	243
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	552	261
Number of securities
Less than or equal to one year number of securities	574
More than one year number of securities	242
Number of securities	816
Fixed maturity securities [Member]
Fair value
Less than or equal to one year, Fair value		1,152
More than one year, Fair value		1,626
Total Fair value		2,778
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		18
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		243
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total		261
Number of securities
Less than or equal to one year number of securities		108
More than one year number of securities		282
Number of securities		390
Fixed maturity securities [Member] | Corporate public securities [Member]
Fair value
Less than or equal to one year, Fair value	4,889	710
More than one year, Fair value	442	150
Total Fair value	5,331	860
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	256	11
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	39	22
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	295	33
Number of securities
Less than or equal to one year number of securities	346	68
More than one year number of securities	34	10
Number of securities	380	78
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member]
Fair value
Less than or equal to one year, Fair value	725	89
More than one year, Fair value	604	1,029
Total Fair value	1,329	1,118
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	16	2
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	63	104
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	79	106
Number of securities
Less than or equal to one year number of securities	70	12
More than one year number of securities	148	190
Number of securities	218	202
Fixed maturity securities [Member] | Other asset-backed securities [Member]
Fair value
Less than or equal to one year, Fair value	507	27
More than one year, Fair value	144	163
Total Fair value	651	190
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	6	1
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	71	86
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	77	87
Number of securities
Less than or equal to one year number of securities	32	5
More than one year number of securities	40	46
Number of securities	72	51
Fixed maturity securities [Member] | Other [Member]
Fair value
Less than or equal to one year, Fair value	1,838	326
More than one year, Fair value	222	284
Total Fair value	2,060	610
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	85	4
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	16	31
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	$ 101	$ 35
Number of securities
Less than or equal to one year number of securities	126	23
More than one year number of securities	20	36
Number of securities	146	59